UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22255

EGA Emerging Global Shares Trust

(Exact name of registrant as specified in charter)

171 East Ridgewood Avenue
Ridgewood, NJ 07450

(Address of principal executive offices) (Zip code)

Robert C. Holderith
171 East Ridgewood Avenue
Ridgewood, NJ 07450

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-201-389-6872

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments (Consolidated)†

EGShares Basic Materials GEMS ETF

June 30, 2013 (Unaudited)

		†
Investments	Shares	Value

COMMON STOCKS - 99.0%
Brazil - 16.6%
Companhia Siderurgica Nacional SA ADR	23,617	$65,419
Gerdau SA Preference Shares ADR	20,874	119,191
Vale SA Preference A Shares ADR	22,718	276,251

Total Brazil		460,861
Chile - 3.8%
Empresas CMPC SA	34,050	105,459
China - 15.3%
Aluminum Corp. of China, Ltd. Class H ADR*	5,752	45,211
China Coal Energy Co., Ltd. Class H	114,166	59,759
China Shenhua Energy Co., Ltd. Class H	64,917	165,717
Jiangxi Copper Co., Ltd. Class H	41,826	70,857
Yanzhou Coal Mining Co., Ltd. Class H ADR	6,853	48,725
Zijin Mining Group Co., Ltd. Class H	199,924	35,312

Total China		425,581
India - 9.4%
Coal India, Ltd.	18,145	92,382
Hindalco Industries, Ltd.	26,079	43,798
Jindal Steel & Power, Ltd.	11,910	43,581
Sterlite Industries India, Ltd. ADR	7,608	44,431
Tata Steel, Ltd.	7,781	35,844

Total India		260,036
Malaysia - 4.1%
Petronas Chemicals Group BHD	53,800	112,726
Mexico - 9.1%
Grupo Mexico SAB de CV Series B	54,304	156,335
Industrias Penoles SAB de CV	3,204	94,948

Total Mexico		251,283
Poland - 3.8%
KGHM Polska Miedz SA	2,921	106,095
Russia - 16.1%
Evraz PLC	20,295	29,735
MMC Norilsk Nickel OJSC ADR	12,566	181,076
Novolipetsk Steel GDR	2,823	37,066
Severstal GDR	5,832	37,150
Uralkali OJSC GDR	4,874	161,329

Total Russia		446,356
South Africa - 17.4%
Anglo American Platinum, Ltd.*	1,742	51,766
AngloGold Ashanti, Ltd. ADR	8,646	123,638
Gold Fields, Ltd. ADR	17,832	93,618
Impala Platinum Holdings, Ltd.	12,761	119,547
Kumba Iron Ore, Ltd.	2,003	92,935

Total South Africa		481,504
Thailand - 3.4%
PTT Global Chemical PCL	43,000	95,663
TOTAL INVESTMENTS IN SECURITIES - 99.0%
(Cost: $4,469,575)		2,745,564

Other Assets in Excess of Liabilities - 1.0%		28,626
Net Assets- 100.0%		$2,774,190

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

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ADR PLC	American Depositary Receipts Public Limited Company
GDR	Global Depositary Receipts

See Notes to Schedules of Investments

Schedule of Investments (Consolidated)† (concluded)

EGShares Basic Materials GEMS ETF

June 30, 2013 (Unaudited)

Summary by Sector	Value	% of Net Assets
Chemicals	$274,055	9.9%
Forestry & Paper	105,459	3.8
Industrial Metals & Mining	1,203,672	43.4
Mining	1,066,715	38.5
Oil & Gas Producers	95,663	3.4
Total Investments	2,745,564	99.0
Other Assets in Excess of Liabilities	28,626	1.0
Net Assets	$2,774,190	100.0%

See Notes to Schedules of Investments

Schedule of Investments

EGShares Beyond BRICs ETF

June 30, 2013 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 99.6%
Chile - 3.7%
Banco Santander Chile ADR	2,360	$57,702
Enersis SA ADR	5,447	89,113
Latam Airlines Group SA ADR	7,290	123,128
Sociedad Quimica y Minera de Chile SA ADR	2,693	108,797

Total Chile		378,740
Colombia - 3.1%
Bancolombia SA ADR	1,795	101,418
Ecopetrol SA ADR	5,074	213,413

Total Colombia		314,831
Indonesia - 13.0%
Astra International Tbk PT	395,775	279,136
Bank Central Asia Tbk PT	297,864	300,115
Bank Mandiri Persero Tbk PT	213,598	193,691
Bank Rakyat Indonesia Persero Tbk PT	241,358	188,466
Perusahaan Gas Negara Persero Tbk PT	230,822	133,726
Telekomunikasi Indonesia Tbk PT ADR	5,558	237,549

Total Indonesia		1,332,683
Malaysia - 16.2%
Axiata Group BHD	77,800	163,258
CIMB Group Holdings BHD	93,000	243,722
DiGi.Com BHD	57,300	86,326
Genting BHD	52,000	171,825
Malayan Banking BHD	66,500	218,895
Maxis BHD	39,000	84,802
Petronas Chemicals Group BHD	40,000	83,811
Public Bank BHD	60,000	321,696
Sime Darby BHD	54,900	166,464
Tenaga Nasional BHD	42,000	110,201

Total Malaysia		1,651,000
Mexico - 17.3%
America Movil SAB de CV Series L ADR	18,311	398,264
Fomento Economico Mexicano SAB de CV ADR	5,392	556,400
Grupo Elektra SAB de CV	12,813	422,974
Grupo Mexico SAB de CV Series B	135,738	390,775

Total Mexico		1,768,413
Peru - 0.7%
Cia de Minas Buenaventura SA ADR	4,944	72,973
Philippines - 1.4%
SM Investments Corp.	5,675	140,561
Poland - 3.2%
Bank Pekao SA	2,145	96,583
PGE SA	14,875	68,763
Powszechna Kasa Oszczednosci Bank Polski SA*	14,965	159,921

Total Poland		325,267
South Africa - 18.6%
FirstRand, Ltd.	91,101	265,488
MTN Group, Ltd.	25,993	481,779
Naspers, Ltd. N Shares	6,803	500,261
Sasol, Ltd.	10,214	444,007
Standard Bank Group, Ltd.	18,917	212,433

Total South Africa		1,903,968

See Notes to Schedules of Investments

Schedule of Investments (continued)

EGShares Beyond BRICs ETF

June 30, 2013 (Unaudited)

Investments	Shares	Value

Thailand - 15.8%
Advanced Info Service PCL	34,200	$310,959
Bangkok Bank PCL	27,420	180,354
Kasikornbank PCL	37,000	227,858
PTT Exploration & Production PCL	23,000	117,540
PTT PCL	28,000	302,434
Siam Cement PCL	13,000	186,942
Siam Commercial Bank PCL	52,400	290,595

Total Thailand		1,616,682
Turkey - 6.6%
Akbank TAS	35,711	145,476
KOC Holding AS	12,295	59,007
Turk Telekomunikasyon AS	9,956	38,700
Turkcell Iletisim Hizmetleri AS*	16,544	96,034
Turkiye Garanti Bankasi AS	44,744	195,260
Turkiye Halk Bankasi AS	6,505	55,123
Turkiye Is Bankasi Class C	30,259	89,391

Total Turkey		678,991
TOTAL INVESTMENTS IN SECURITIES - 99.6%
(Cost: $10,316,528)		10,184,109

Other Assets in Excess of Liabilities - 0.4%		41,055
Net Assets- 100.0%		$10,225,164

*	Non-income producing security

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ADR	American Depositary Receipts

See Notes to Schedules of Investments

Schedule of Investments (concluded)

EGShares Beyond BRICs ETF

June 30, 2013 (Unaudited)

Summary by Sector	Value	% of Net Assets
Consumer Discretionary	$1,374,196	13.4%
Consumer Staples	556,400	5.4
Energy	1,077,394	10.5
Financials	3,544,187	34.7
Industrials	489,160	4.8
Materials	843,298	8.3
Telecommunication Services	1,897,671	18.6
Utilities	401,803	3.9
Total Investments	10,184,109	99.6
Other Assets in Excess of Liabilities	41,055	0.4
Net Assets	$10,225,164	100.0%

See Notes to Schedules of Investments

Schedule of Investments

EGShares Brazil Infrastructure ETF

June 30, 2013 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 98.8%
Basic Materials - 10.4%
Companhia Siderurgica Nacional SA	670,820	$1,831,124
Gerdau SA	317,128	1,636,567
Vale SA	208,117	2,746,253

Total Basic Materials		6,213,944
Consumer Goods - 1.0%
Iochpe-Maxion SA	54,770	601,737
Consumer Services - 2.8%
Localiza Rent a Car SA	115,858	1,654,702
Financials - 9.7%
BR Malls Participacoes SA	286,592	2,588,221
BR Properties SA	179,499	1,539,805
Multiplan Empreendimentos Imobiliarios SA	70,926	1,669,886

Total Financials		5,797,912
Industrials - 31.6%
All America Latina Logistica	410,848	1,763,129
Arteris SA	117,336	1,056,478
CCR SA	410,540	3,300,600
Ecorodovias Infraestrutura e Logistica SA	141,357	998,883
Embraer SA	527,612	4,884,301
JSL SA	59,605	395,289
Magnesita Refratarios SA	676,585	2,003,063
Marcopolo SA Preference Shares	327,497	1,894,666
Weg SA	205,709	2,625,082

Total Industrials		18,921,491
Oil & Gas - 0.1%
OSX Brasil SA*	49,096	30,004
Telecommunications - 13.1%
Oi SA Preference Shares	849,875	1,531,202
Telefonica Brasil SA	150,749	3,441,422
Tim Participacoes SA	774,457	2,867,775

Total Telecommunications		7,840,399
Utilities - 30.1%
AES Tiete SA	115,825	1,034,484
Centrais Eletricas Brasileiras SA	312,160	655,676
Companhia de Saneamento Basico do Estado de Sao Paulo	261,208	2,724,353
Companhia de Saneamento de Minas Gerais	59,687	977,559
Companhia Energetica de Minas Gerais	163,453	1,468,010
Companhia Energetica de Sao Paulo Preference Shares Class B	184,788	1,616,127
CPFL Energia SA	272,092	2,515,162
Tractebel Energia SA	197,110	3,095,333
Ultrapar Participacoes SA	163,361	3,939,359

Total Utilities		18,026,063

TOTAL INVESTMENTS IN SECURITIES - 98.8%
(Cost: $65,946,402)		59,086,252

Other Assets in Excess of Liabilities - 1.2%		696,083
Net Assets- 100.0%		$59,782,335

*	Non-income producing security

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See Notes to Schedules of Investments

Schedule of Investments

EGShares China Infrastructure ETF

June 30, 2013 (Unaudited)

		†
Investments	Shares	Value

COMMON STOCKS - 98.0%
Basic Materials - 10.7%
Aluminum Corp. of China, Ltd. Class H*	1,081,615	$348,622
Angang Steel Co., Ltd. Class H*	425,628	209,073
Jiangxi Copper Co., Ltd. Class H	196,574	333,015
Maanshan Iron & Steel Co., Ltd. Class H*	494,056	110,833

Total Basic Materials		1,001,543
Financials - 10.6%
Agile Property Holdings, Ltd.	81,804	87,749
Country Garden Holdings Co., Ltd.	283,290	148,286
Evergrande Real Estate Group, Ltd.*	323,761	119,798
Guangzhou R&F Properties Co., Ltd. Class H	190,875	276,111
Longfor Properties Co., Ltd.	72,771	108,270
Shimao Property Holdings, Ltd.	82,206	163,217
Soho China, Ltd.	116,486	92,662

Total Financials		996,093
Industrials - 42.8%
Anhui Conch Cement Co., Ltd. Class H	176,115	476,824
BBMG Corp. Class H	329,150	202,421
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd. Class H	393,731	282,239
China Communications Construction Co., Ltd. Class H*	519,840	406,819
China National Building Material Co., Ltd. Class H	281,682	252,398
China Railway Construction Corp., Ltd. Class H	534,238	464,234
China Railway Group, Ltd. Class H	1,093,788	504,846
CSR Corp., Ltd. Class H	597,978	351,555
Dongfang Electric Corp., Ltd. Class H	170,343	228,841
Shanghai Electric Group Co., Ltd. Class H	1,048,071	351,323
Weichai Power Co., Ltd. Class H	109,369	322,903
Zhuzhou CSR Times Electric Co., Ltd. Class H	64,917	163,541

Total Industrials		4,007,944
Oil & Gas - 10.5%
China Longyuan Power Group Corp. Class H	413,515	428,637
China Oilfield Services, Ltd. Class H	283,329	554,505

Total Oil & Gas		983,142
Telecommunications - 8.5%
China Telecom Corp., Ltd. Class H	883,369	421,392
China Unicom Hong Kong, Ltd.	279,319	370,920

Total Telecommunications		792,312
Utilities - 14.9%
Datang International Power Generation Co., Ltd. Class H*	1,271,397	514,699
ENN Energy Holdings, Ltd.	43,399	231,365
Huaneng Power International, Inc. Class H	651,047	644,639

Total Utilities		1,390,703

TOTAL INVESTMENTS IN SECURITIES - 98.0%
(Cost: $12,613,674)		9,171,737
Other Assets in Excess of Liabilities - 2.0%		183,725
Net Assets- 100.0%		$9,355,462

*	Non-income producing security

See Notes to Schedules of Investments

Schedule of Investments (Consolidated)†

EGShares Consumer Goods GEMS ETF

June 30, 2013 (Unaudited)

		†
Investments	Shares	Value

COMMON STOCKS - 99.6%
Brazil - 16.3%
BRF - Brasil Foods SA ADR	6,646	$144,285
Companhia de Bebidas das Americas Preference Shares ADR	6,417	239,675

Total Brazil		383,960
Cayman Islands - 3.2%
China Mengniu Dairy Co., Ltd.	20,814	74,467
China - 10.4%
Belle International Holdings, Ltd.	54,900	75,452
China Agri-Industries Holdings, Ltd.	35,706	15,652
Dongfeng Motor Group Co., Ltd. Class H	38,541	51,478
Great Wall Motor Co., Ltd. Class H	15,547	67,048
Guangzhou Automobile Group Co., Ltd. Class H	38,757	36,627

Total China		246,257
Colombia - 2.5%
Grupo Nutresa SA	4,691	58,247
India - 13.9%
Bajaj Auto, Ltd.	1,363	44,129
Hero MotoCorp, Ltd.	1,429	39,991
Hindustan Unilever, Ltd.	12,481	122,899
ITC, Ltd.	22,151	120,904

Total India		327,923
Indonesia - 13.3%
Astra International Tbk PT	213,898	150,860
Gudang Garam Tbk PT	8,715	44,431
Indofood Sukses Makmur Tbk PT	81,177	60,116
Unilever Indonesia Tbk PT	18,649	57,779

Total Indonesia		313,186
Malaysia - 8.5%
British American Tobacco Malaysia BHD	2,200	41,500
IOI Corp. BHD	44,500	76,620
Kuala Lumpur Kepong BHD	7,400	50,871
PPB Group BHD	7,300	32,717

Total Malaysia		201,708
Mexico - 22.5%
Arca Continental SAB de CV	11,235	85,665
Coca-Cola Femsa SAB de CV ADR	510	71,548
Fomento Economico Mexicano SAB de CV ADR	1,856	191,521
Grupo Bimbo SAB de CV Series A	33,858	102,152
Kimberly-Clark de Mexico SAB de CV Class A	24,500	79,937

Total Mexico		530,823
Philippines - 1.6%
San Miguel Corp.	18,217	39,006
South Africa - 3.3%
Tiger Brands, Ltd.	2,616	77,975
Thailand - 1.6%
Charoen Pokphand Foods Public Co., Ltd.	46,400	38,523
Turkey - 2.5%
Anadolu Efes Biracilik ve Malt Sanayii AS	4,056	58,860
TOTAL INVESTMENTS IN SECURITIES - 99.6%
(Cost: $2,246,313)		2,350,935

Other Assets in Excess of Liabilities - 0.4%		10,107
Net Assets- 100.0%		$2,361,042

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

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ADR	American Depositary Receipts

See Notes to Schedules of Investments

Schedule of Investments (Consolidated)†

EGShares Consumer Goods GEMS ETF

June 30, 2013 (Unaudited)

Summary by Sector	Value	% of Net Assets
Automobiles & Parts	$390,133	16.5%
Beverages	686,275	29.1
Food Producers	731,625	31.0
Personal Goods	336,067	14.2
Tobacco	206,835	8.8
Total Investments	2,350,935	99.6
Other Assets in Excess of Liabilities	10,107	0.4
Net Assets	$2,361,042	100.0%

See Notes to Schedules of Investments

Schedule of Investments

EGShares Consumer Services GEMS ETF

June 30, 2013 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 99.7%
Brazil - 3.9%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	1,805	$82,055
Chile - 12.0%
Cencosud SA	13,661	68,312
Latam Airlines Group SA ADR	4,263	72,002
S.A.C.I. Falabella	10,259	111,523

Total Chile		251,837
China - 9.5%
Air China, Ltd. Class H	39,839	28,661
China Resources Enterprise, Ltd.	19,310	60,745
Ctrip.com International, Ltd. ADR*	1,898	61,932
New Oriental Education & Technology Group, Ltd. ADR	2,166	47,977

Total China		199,315
Colombia - 2.8%
Almacenes Exito SA	3,579	59,302
Malaysia - 8.5%
AirAsia BHD	35,000	35,338
Genting BHD	27,200	89,878
Genting Malaysia BHD	43,400	53,434

Total Malaysia		178,650
Mexico - 13.6%
Grupo Elektra SAB de CV	750	24,759
Grupo Televisa SAB ADR	4,643	115,332
TV Azteca SAB de CV Series CPO	27,161	14,304
Wal-Mart de Mexico SAB de CV Series V	47,374	132,093

Total Mexico		286,488
Philippines - 4.1%
SM Investments Corp.	3,440	85,204
Russia - 8.7%
Magnit OJSC-SPON GDR REGS	2,570	147,004
X5 Retail Group NV GDR*	1,977	35,784

Total Russia		182,788
South Africa - 30.3%
Foschini Group Ltd. (The)	3,983	39,621
Massmart Holdings, Ltd.	2,084	37,640
Mr. Price Group Ltd.	3,785	51,358
Naspers, Ltd. N Shares	2,812	206,781
Pick n Pay Stores, Ltd.	7,356	29,358
Shoprite Holdings, Ltd.	4,597	85,900
Steinhoff International Holdings, Ltd.*	26,910	66,467
Truworths International, Ltd.	7,246	63,466
Woolworths Holdings, Ltd.	8,938	57,992

Total South Africa		638,583
Thailand - 3.4%
CP ALL PCL	57,600	72,429
Turkey - 2.9%
BIM Birlesik Magazalar AS	2,788	60,400
TOTAL INVESTMENTS IN SECURITIES - 99.7%
(Cost: $2,123,001)		2,097,051
Other Assets in Excess of Liabilities - 0.3%		7,185
Net Assets- 100.0%		$2,104,236

*	Non-income producing security

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ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See Notes to Schedules of Investments

Schedule of Investments (concluded)

EGShares Consumer Services GEMS ETF

June 30, 2013 (Unaudited)

Summary by Sector	Value	% of Net Assets
Food & Drug Retailers	$640,544	30.4%
General Industrials	60,745	2.9
General Retailers	651,632	31.0
Household Goods & Home Construction	66,467	3.2
Media	336,418	16.0
Travel & Leisure	341,245	16.2
Total Investments	2,097,051	99.7
Other Assets in Excess of Liabilities	7,185	0.3
Net Assets	$2,104,236	100.0%

See Notes to Schedules of Investments

Schedule of Investments (Consolidated)†

EGShares Emerging Markets Consumer ETF

June 30, 2013 (Unaudited)

		†
Investments	Shares	Value

COMMON STOCKS - 99.8%
Brazil - 17.1%
BRF SA ADR	2,363,130	$51,303,552
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	572,530	26,027,214
Companhia de Bebidas das Americas Preference Shares ADR	2,523,125	94,238,719

Total Brazil		171,569,485
Chile - 8.0%
Cencosud SA	4,291,905	21,461,858
Latam Airlines Group SA ADR	1,224,978	20,689,878
S.A.C.I. Falabella	3,520,456	38,269,986

Total Chile		80,421,722
China - 6.5%
China Resources Enterprise, Ltd.	4,809,876	15,130,954
Ctrip.com International, Ltd. ADR*	551,419	17,992,802
Dongfeng Motor Group Co., Ltd. Class H	12,354,740	16,501,977
New Oriental Education & Technology Group, Ltd. ADR	681,150	15,087,473

Total China		64,713,206
Colombia - 1.5%
Grupo Nutresa SA	1,217,006	15,111,355
India - 10.0%
Bajaj Auto, Ltd.	338,977	10,974,755
Hero Motocorp, Ltd.	382,176	10,695,461
Hindustan Unilever, Ltd.	3,894,059	38,344,276
ITC, Ltd.	7,450,259	40,664,560

Total India		100,679,052
Indonesia - 4.5%
Astra International Tbk PT	63,351,346	44,681,050
Malaysia - 6.6%
Genting BHD	8,824,220	29,158,049
Genting Malaysia BHD	13,392,880	16,489,414
IOI Corp. BHD	11,930,920	20,542,556

Total Malaysia		66,190,019
Mexico - 18.9%
Fomento Economico Mexicano SAB de CV Series	6,619,648	68,199,523
Grupo Bimbo SAB de CV Series A	9,944,848	30,004,378
Grupo Televisa SAB Series CPO	7,435,330	36,823,174
Wal-Mart de Mexico SAB de CV Series V	19,582,806	54,602,772

Total Mexico		189,629,847
Russia - 6.0%
Magnit OJSC GDR	1,047,608	59,923,177
South Africa - 18.5%
Naspers, Ltd. N Shares	1,333,218	98,038,635
Shoprite Holdings, Ltd.	1,553,007	29,019,542
Steinhoff International Holdings, Ltd.*	7,413,868	18,312,117
Tiger Brands, Ltd.	767,955	22,890,431
Truworths International, Ltd.	1,997,071	17,491,873

Total South Africa		185,752,598
Thailand - 2.2%
CP ALL PCL	17,833,400	22,424,717
TOTAL INVESTMENTS IN SECURITIES - 99.8%
(Cost: $966,803,027)		1,001,096,228

Other Assets in Excess of Liabilities - 0.2%		1,921,919
Net Assets- 100.0%		$1,003,018,147

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

blank

ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See Notes to Schedules of Investments

Schedule of Investments (Consolidated)† (concluded)

EGShares Emerging Markets Consumer ETF

June 30, 2013 (Unaudited)

Summary by Industry	Value	% of Net Assets
Consumer Goods	$482,464,710	48.1%
Consumer Services	503,500,564	50.2
Industrials	15,130,954	1.5
Total Investments	1,001,096,228	99.8
Other Assets in Excess of Liabilities	1,921,919	0.2
Net Assets	$1,003,018,147	100.0%

See Notes to Schedules of Investments

Schedule of Investments (Consolidated)†

EGShares Emerging Markets Core ETF

June 30, 2013 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 99.0%
Brazil - 9.0%
Banco Bradesco SA Preference Shares ADR	3,107	$40,422
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	1,074	48,824
Companhia de Bebidas das Americas Preference Shares ADR	1,236	46,165
Companhia Energetica de Minas Gerais Preference Shares ADR	4,482	40,203
Embraer SA ADR	1,688	62,270
Itau Unibanco Holding SA Preference Shares ADR	3,205	41,408
Petroleo Brasileiro SA ADR	3,122	41,897
Vale SA ADR	2,798	36,794

Total Brazil		357,983
Chile - 7.2%
Cencosud SA	8,702	43,515
Empresa Nacional de Electricidad SA ADR	1,046	46,202
Empresas Copec SA	3,466	45,556
Enersis SA ADR	2,944	48,164
Latam Airlines Group SA ADR	2,900	48,981
S.A.C.I. Falabella	4,782	51,984

Total Chile		284,402
China - 14.8%
AAC Technologies Holdings, Inc.	5,304	29,952
Baidu, Inc. ADR*	262	24,767
Bank of China, Ltd. Class H	47,812	19,664
China Construction Bank Corp. Class H	26,980	19,097
China Life Insurance Co. Ltd. Class H ADR	460	16,045
China Merchants Holdings International Co., Ltd.	6,208	19,329
China Mobile Ltd. ADR	378	19,569
China Overseas Land & Investment, Ltd.	7,706	20,218
China Pacific Insurance Group Co. Ltd. Class H	6,290	20,071
China Resources Enterprise, Ltd.	6,252	19,668
China Resources Land Ltd.	8,604	23,517
China Unicom Hong Kong, Ltd. ADR	1,148	15,085
Cosco Pacific Ltd.	14,068	18,283
Ctrip.com International, Ltd. ADR*	605	19,741
Digital China Holdings Ltd.	10,934	13,068
Dongfeng Motor Group Co., Ltd. Class H	15,862	21,186
Evergrande Real Estate Group, Ltd.*	47,216	17,471
GCL-Poly Energy Holdings Ltd.*	98,174	21,138
Industrial and Commercial Bank of China, Ltd. Class H	31,078	19,593
Lenovo Group, Ltd.	22,030	19,967
Mindray Medical International, Ltd. ADR	566	21,197
NetEase.com, Inc. ADR	348	21,983
New Oriental Education & Technology Group, Ltd. ADR	1,332	29,504
Picc Property & Casualty Co. Ltd. Class H	17,327	19,547
Ping An Insurance Group Co. of China, Ltd. Class H	2,620	17,633
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	18,660	20,401
Sinopharm Group Co. Class H	6,192	15,551
Tencent Holdings Ltd.	594	23,296
ZTE Corp. Class H*	12,210	19,677

Total China		586,218

See Notes to Schedules of Investments

Schedule of Investments (Consolidated)† (continued)

EGShares Emerging Markets Core ETF

June 30, 2013 (Unaudited)

Investments	Shares	Value

Colombia - 1.3%
Grupo de Inversiones Suramericana SA	2,720	$52,675
Czech Republic - 0.9%
CEZ AS	1,482	35,524
Egypt - 1.1%
Orascom Construction Industries*	1,292	44,422
Hungary - 1.2%
Richter Gedeon Nyrt.	316	47,346
India - 15.1%
Bharti Airtel, Ltd.	6,900	33,876
Cipla, Ltd.	5,580	36,804
Dabur India, Ltd.	15,998	41,836
Hindustan Unilever, Ltd.	5,092	50,140
Infosys, Ltd. ADR	746	30,728
ITC, Ltd.	7,432	40,565
Larsen & Toubro, Ltd.	1,328	31,463
Mahindra & Mahindra, Ltd.	2,434	39,755
NTPC, Ltd.	13,156	31,824
Reliance Industries Ltd.	2,424	35,186
Sun Pharmaceutical Industries, Ltd.	2,836	48,275
Tata Consultancy Services, Ltd.	1,444	36,890
Tata Motors, Ltd. ADR	1,434	33,613
Titan Industries, Ltd.	8,468	31,848
Wipro, Ltd.	5,538	32,524
Zee Entertainment Enterprises, Ltd.	10,342	41,081

Total India		596,408
Indonesia - 3.8%
Astra International Tbk PT	64,786	45,693
Telekomunikasi Indonesia Tbk PT ADR	1,252	53,510
Unilever Indonesia Tbk PT	16,659	51,614

Total Indonesia		150,817
Malaysia - 8.5%
AirAsia BHD	55,400	55,935
Genting BHD	17,000	56,174
Genting Malaysia BHD	45,600	56,143
IOI Corp. BHD	32,600	56,130
Sime Darby BHD	16,800	50,940
Tenaga Nasional BHD	23,400	61,398

Total Malaysia		336,720
Mexico - 8.3%
America Movil SAB de CV Series L ADR	2,616	56,898
Fomento Economico Mexicano SAB de CV ADR	518	53,452
Grupo Bimbo SAB de CV Series A	20,228	61,030
Grupo Televisa SAB ADR	2,068	51,369
Kimberly-Clark de Mexico SAB de CV Class A	18,462	60,237
Wal-Mart de Mexico SAB de CV Series V	16,194	45,154

Total Mexico		328,140
Philippines - 1.4%
Ayala Land, Inc.	78,400	55,170
Poland - 1.2%
Powszechny Zaklad Ubezpieczen SA	388	47,717
Russia - 8.1%
Gazprom OAO ADR	7,243	47,659
LUKOIL OAO ADR	802	46,035
Magnit OJSC GDR	861	49,249
MMC Norilsk Nickel OJSC ADR	3,032	43,691
Sberbank of Russia ADR	3,918	44,626
Surgutneftegas ADR	5,536	43,402
Uralkali OJSC GDR	1,432	47,399

Total Russia		322,061

See Notes to Schedules of Investments

Schedule of Investments (Consolidated)† (continued)

EGShares Emerging Markets Core ETF

June 30, 2013 (Unaudited)

Investments	Shares	Value

South Africa - 14.5%
AngloGold Ashanti, Ltd. ADR	2,076	$29,687
Aspen Pharmacare Holdings, Ltd.*	1,798	41,127
Bidvest Group, Ltd.	1,306	32,225
FirstRand, Ltd.	10,056	29,305
Gold Fields, Ltd. ADR	4,482	23,530
Impala Platinum Holdings, Ltd.	3,485	32,648
Imperial Holdings, Ltd.	1,482	31,329
MTN Group, Ltd.	1,744	32,325
Naspers, Ltd. N Shares	532	39,121
Netcare, Ltd.	15,250	35,394
Remgro, Ltd.	1,832	35,054
Sanlam, Ltd.	6,978	32,334
Sasol Ltd. ADR	772	33,436
Shoprite Holdings, Ltd.	1,706	31,878
Steinhoff International Holdings, Ltd.*	11,642	28,755
Tiger Brands, Ltd.	1,022	30,463
Truworths International, Ltd.	3,102	27,170
Woolworths Holdings, Ltd.	4,468	28,989

Total South Africa		574,770
Turkey - 2.6%
Arcelik AS	8,462	55,918
Haci OMER Sabanci Holding AS	8,510	44,767

Total Turkey		100,685
TOTAL INVESTMENTS IN SECURITIES - 99.0%
(Cost: $4,092,452)		3,921,058
Other Assets in Excess of Liabilities - 1.0%		39,044
Net Assets- 100.0%		$3,960,102

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See Notes to Schedules of Investments

Schedule of Investments (Consolidated)† (concluded)

EGShares Emerging Markets Core ETF

June 30, 2013 (Unaudited)

Summary by Sector	Value	% of Net Assets
Consumer Discretionary	$689,374	17.4%
Consumer Staples	729,919	18.4
Energy	293,171	7.4
Financials	616,335	15.6
Health Care	266,094	6.7
Industrials	363,847	9.2
Information Technology	273,990	6.9
Materials	213,750	5.4
Telecommunication Services	211,263	5.3
Utilities	263,315	6.7
Total Investments	3,921,058	99.0
Other Assets in Excess of Liabilities	39,044	1.0
Net Assets	$3,960,102	100.0%

See Notes to Schedules of Investments

Schedule of Investments (Consolidated)†

EGShares Emerging Markets Domestic Demand ETF

June 30, 2013 (Unaudited)

		†
Investments	Shares	Value

COMMON STOCKS - 99.3%
Brazil - 12.1%
BRF SA ADR	5,288	$114,802
Centrais Eletricas Brasileiras SA ADR	1,377	2,919
Cia Energetica de Minas Gerais ADR	1,001	8,979
Companhia de Bebidas das Americas Preference Shares ADR	3,818	142,603
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	2,432	25,317
Companhia Paranaense de Energia-Copel Preference Shares ADR	262	3,254
CPFL Energia SA ADR	266	4,865
Telefonica Brasil SA Preference Shares ADR	3,842	87,674

Total Brazil		390,413
Chile - 0.9%
Enersis SA ADR	1,794	29,350
China - 16.3%
BYD Co., Ltd. Class H*	19,528	64,704
China Telecom Corp., Ltd. Class H	271,380	129,456
Dongfeng Motor Group Co., Ltd. Class H	58,985	78,785
Great Wall Motor Co., Ltd. Class H	23,528	101,467
Huaneng Power International, Inc. Class H	113,675	112,556
Sinopharm Group Co. Class H	14,801	37,173

Total China		524,141
India - 18.8%
Bajaj Auto, Ltd.	851	27,552
Bharti Airtel, Ltd.	7,435	36,502
Cipla, Ltd.	2,924	19,286
Dr Reddy's Laboratories Ltd.*	794	29,647
GAIL India, Ltd.	2,419	12,754
Hero MotoCorp, Ltd.	364	10,187
Hindustan Unilever, Ltd.	13,740	135,296
ITC, Ltd.	31,195	170,267
Mahindra & Mahindra, Ltd.	2,915	47,611
Sun Pharmaceutical Industries, Ltd.	3,770	64,174
Tata Motors, Ltd. ADR	2,213	51,873

Total India		605,149
Indonesia - 6.6%
Astra International Tbk PT	132,061	93,141
Perusahaan Gas Negara Persero PT	75,489	43,734
Telekomunikasi Indonesia Tbk PT ADR	1,798	76,847

Total Indonesia		213,722
Malaysia - 4.5%
Axiata Group BHD	25,200	52,881
Genting BHD	16,600	54,852
Tenaga Nasional BHD	13,500	35,422

Total Malaysia		143,155
Mexico - 18.8%
America Movil SAB de CV Series L ADR	5,105	111,034
Coca-Cola Femsa SAB de CV ADR	769	107,883
Fomento Economico Mexicano SAB de CV ADR	1,712	176,661
Grupo Elektra SAB de CV	374	12,346
Grupo Televisa SAB ADR	3,871	96,155
Wal-Mart de Mexico SAB de CV Series V	36,057	100,538

Total Mexico		604,617

See Notes to Schedules of Investments

Schedule of Investments (Consolidated)† (continued)

EGShares Emerging Markets Domestic Demand ETF

June 30, 2013 (Unaudited)

Investments	Shares	Value

Philippines - 1.5%
Philippine Long Distance Telephone Co. ADR	704	$47,773
Poland - 0.7%
PGE SA	5,088	23,520
Russia - 2.7%
Federal Hydrogenerating Co. JSC ADR	3,851	5,634
Mobile TeleSystems ADR	4,273	80,931

Total Russia		86,565
South Africa - 13.3%
Aspen Pharmacare Holdings, Ltd.*	1,413	32,320
Imperial Holdings, Ltd.	973	20,569
MTN Group, Ltd.	7,819	144,925
Naspers, Ltd. N Shares	2,284	167,955
Steinhoff International Holdings, Ltd.*	7,158	17,680
Truworths International, Ltd.	2,407	21,082
Woolworths Holdings, Ltd.	3,733	24,221

Total South Africa		428,752
Thailand - 3.1%
Advanced Info Service PCL	11,100	100,925
TOTAL INVESTMENTS IN SECURITIES - 99.3%
(Cost: $3,014,341)		3,198,082
Other Assets in Excess of Liabilities - 0.7%		23,705

Net Assets- 100.0%		$3,221,787

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

blank

ADR	American Depositary Receipts

See Notes to Schedules of Investments

Schedule of Investments (Consolidated)† (concluded)

EGShares Emerging Markets Domestic Demand ETF

June 30, 2013 (Unaudited)

Summary by Sector	Value	% of Net Assets
Consumer Discretionary	$890,180	27.6%
Consumer Staples	948,050	29.4
Health Care	182,600	5.7
Telecommunication Services	868,948	27.0
Utilities	308,304	9.6
Total Investments	3,198,082	99.3
Other Assets in Excess of Liabilities	23,705	0.7
Net Assets	$3,221,787	100.0%

See Notes to Schedules of Investments

Schedule of Investments (Consolidated)†

EGShares Emerging Markets Metals & Mining ETF

June 30, 2013 (Unaudited)

		†
Investments	Shares	Value

COMMON STOCKS - 99.0%
Brazil - 17.8%
Companhia Siderurgica Nacional SA ADR	60,633	$167,953
Gerdau SA Preference Shares ADR	51,825	295,921
Vale SA ADR	49,286	648,111

Total Brazil		1,111,985
Chile - 2.2%
Capital SA	6,112	136,267
China - 17.4%
Aluminum Corp. of China, Ltd. Class H*	368,071	118,636
China Coal Energy Co., Ltd. Class H	301,451	157,792
China Shenhua Energy Co., Ltd. Class H	157,123	401,095
Jiangxi Copper Co., Ltd. Class H	107,173	181,561
Yanzhou Coal Mining Co., Ltd. Class H	175,419	125,746
Zijin Mining Group Co., Ltd. Class H	576,151	101,765

Total China		1,086,595
India - 11.8%
Coal India, Ltd.	43,683	222,403
Hindalco Industries, Ltd.	78,030	131,045
Jindal Steel & Power, Ltd.	29,399	107,578
Steel Authority of India, Ltd.	63,508	54,237
Sterlite Industries India, Ltd. ADR	19,994	116,765
Tata Steel, Ltd.	23,196	106,856

Total India		738,884
Indonesia - 1.8%
Bumi Resources Tbk PT*	1,997,486	110,692
Mexico - 9.9%
Grupo Mexico SAB de CV Series B	133,695	384,893
Industrias Penoles SAB de CV	7,875	233,369

Total Mexico		618,262
Poland - 4.4%
KGHM Polska Miedz SA	7,536	273,720
Russia - 11.9%
Evraz PLC	54,912	80,454
MMC Norilsk Nickel OJSC ADR	31,396	452,416
Novolipetsk Steel GDR	6,983	91,687
Severstal GDR	18,063	115,061

Total Russia		739,618
South Africa - 19.1%
Anglo American Platinum, Ltd.*	4,513	134,110
AngloGold Ashanti, Ltd.	20,955	295,479
Gold Fields, Ltd.	44,990	230,089
Impala Platinum Holdings, Ltd.	31,300	293,225
Kumba Iron Ore, Ltd.	5,158	239,320

Total South Africa		1,192,223
Turkey - 2.7%
Eregli Demir ve Celik Fabrikalari TAS	160,546	165,584
TOTAL INVESTMENTS IN SECURITIES - 99.0%
(Cost: $13,641,003)		6,173,830
Other Assets in Excess of Liabilities - 1.0%		59,226
Net Assets- 100.0%		$6,233,056

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

blank

ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See Notes to Schedules of Investments

Schedule of Investments (Consolidated)† (concluded)

EGShares Emerging Markets Metals & Mining ETF

June 30, 2013 (Unaudited)

Summary by Sector	Value	% of Net Assets
Industrial Metals & Mining	$3,453,323	55.4%
Mining	2,720,507	43.6
Total Investments	6,173,830	99.0
Other Assets in Excess of Liabilities	59,226	1.0
Net Assets	$6,233,056	100.0%

See Notes to Schedules of Investments

Schedule of Investments (Consolidated)†

EGShares Energy GEMS ETF

June 30, 2013 (Unaudited)

		†
Investments	Shares	Value

COMMON STOCKS - 99.4%
Brazil - 6.1%
Petroleo Brasileiro SA ADR	32,577	$437,183
Chile - 2.9%
Empresas Copec SA	15,452	203,097
China - 22.3%
China Oilfield Services, Ltd. Class H	58,941	115,354
China Petroleum & Chemical Corp. Class H	425,355	299,424
CNOOC, Ltd.	311,304	528,182
Kunlun Energy Co., Ltd.	107,475	190,664
PetroChina Co., Ltd. Class H	433,397	460,980

Total China		1,594,604
Colombia - 4.4%
Ecopetrol SA ADR	7,371	310,024
Hungary - 1.9%
MOL Hungarian Oil and Gas PLC	1,837	137,415
India - 13.8%
Bharat Petroleum Corp., Ltd.	11,140	68,790
Cairn India, Ltd.	20,976	102,365
GAIL India, Ltd.	13,931	73,447
Indian Oil Corp., Ltd.	21,487	84,881
Oil & Natural Gas Corp., Ltd.	60,591	337,597
Reliance Industries, Ltd. GDR 144A	11,175	321,728

Total India		988,808
Malaysia - 1.4%
Petronas Dagangan BHD	12,300	98,493
Poland - 4.0%
Polski Koncern Naftowy Orlen SA*	11,326	158,432
Polskie Gornictwo Naftowe i Gazownictwo SA*	73,501	127,968

Total Poland		286,400
Russia - 31.3%
Gazprom Neft JSC ADR	720	12,816
Gazprom OAO ADR	103,927	683,840
LUKOIL OAO ADR	9,485	544,439
NovaTek OAO GDR	2,522	301,379
Rosneft Oil Co. OJSC GDR	31,747	217,467
Surgutneftegas ADR	28,314	221,982
Tatneft ADR	7,060	256,490

Total Russia		2,238,413
South Africa - 4.4%
Sasol, Ltd.	7,247	315,030
Thailand - 5.2%
PTT Exploration & Production PCL	26,465	135,248
PTT PCL	14,789	159,739
Thai Oil PCL	38,186	77,566

Total Thailand		372,553
Turkey - 1.7%
Tupras-Turkiye Petrol Rafinerileri AS	4,997	121,982
TOTAL INVESTMENTS IN SECURITIES - 99.4%
(Cost: $9,578,863)		7,104,002
Other Assets in Excess of Liabilities - 0.6%		45,170

Net Assets- 100.0%		$7,149,172

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

blank

ADR PLC	American Depositary Receipts Public Limited Company
GDR	Global Depositary Receipts
144A	Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

See Notes to Schedules of Investments

Schedule of Investments (Consolidated)† (concluded)

EGShares Energy GEMS ETF

June 30, 2013 (Unaudited)

Summary by Sector	Value	% of Net Assets
Oil & Gas Producers	$6,988,648	97.8%
Oil Equipment, Services & Distribution	115,354	1.6
Total Investments	7,104,002	99.4
Other Assets in Excess of Liabilities	45,170	0.6
Net Assets	$7,149,172	100.0%

See Notes to Schedules of Investments

Schedule of Investments (Consolidated)†

EGShares Financials GEMS ETF

June 30, 2013 (Unaudited)

		†
Investments	Shares	Value

COMMON STOCKS - 97.7%
Brazil - 12.5%
Banco Bradesco SA Preference Shares ADR	16,240	$211,282
Banco Santander Brasil SA ADS	6,455	40,150
Itau Unibanco Holding SA Preference Shares ADR	18,030	232,948

Total Brazil		484,380
China - 40.5%
Agricultural Bank of China, Ltd. Class H	237,644	98,044
Bank of China, Ltd. Class H	524,227	215,602
Bank of Communications Co., Ltd. Class H	75,580	48,721
China Citic Bank Corp., Ltd. Class H	89,968	41,525
China Construction Bank Corp. Class H	543,640	384,792
China Life Insurance Co., Ltd. Class H	63,792	151,330
China Merchants Bank Co., Ltd. Class H	37,399	62,490
China Overseas Land & Investment, Ltd.	37,068	97,254
Industrial and Commercial Bank of China, Ltd. Class H	558,445	352,072
Ping An Insurance Group Co. of China, Ltd. Class H	17,260	116,159

Total China		1,567,989
India - 12.0%
HDFC Bank, Ltd. ADR	3,480	126,115
Housing Development Finance Corp., Ltd.	13,038	192,866
ICICI Bank, Ltd. ADR	2,468	94,401
State Bank of India GDR	748	50,041

Total India		463,423
Indonesia - 3.5%
Bank Central Asia Tbk PT	133,117	134,123
Malaysia - 4.0%
CIMB Group Holdings BHD	26,200	68,662
Malayan Banking BHD	25,600	84,267

Total Malaysia		152,929
Mexico - 2.7%
Grupo Financiero Banorte SAB de CV Class O	17,834	105,970
Poland - 2.1%
Powszechna Kasa Oszczednosci Bank Polski SA*	7,421	79,303
Russia - 7.5%
Sberbank of Russia ADR	19,402	220,989
VTB Bank OJSC GDR	24,637	69,969

Total Russia		290,958
South Africa - 8.6%
ABSA Group, Ltd.	3,167	47,375
FirstRand, Ltd.	26,844	78,229
Sanlam, Ltd.	18,575	86,072
Standard Bank Group, Ltd.	10,889	122,281

Total South Africa		333,957
Turkey - 4.3%
Akbank TAS	17,527	71,401
Turkiye Garanti Bankasi AS	22,081	96,360

Total Turkey		167,761
TOTAL INVESTMENTS IN SECURITIES - 97.7%
(Cost: $4,363,336)		3,780,793

See Notes to Schedules of Investments

Schedule of Investments (Consolidated)† (continued)

EGShares Financials GEMS ETF

June 30, 2013 (Unaudited)

Investments	Shares	Value

Other Assets in Excess of Liabilities - 2.3%		$88,857
Net Assets- 100.0%		$3,869,650

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

blank

ADR	American Depositary Receipts
ADS	American Depositary Shares
GDR	Global Depositary Receipts

See Notes to Schedules of Investments

Schedule of Investments (Consolidated)† (concluded)

EGShares Financials GEMS ETF

June 30, 2013 (Unaudited)

Summary by Sector	Value	% of Net Assets
Banks	$3,137,112	81.1%
Financial Services	192,866	5.0
Life Insurance	353,561	9.1
Real Estate Investment & Services	97,254	2.5
Total Investments	3,780,793	97.7
Other Assets in Excess of Liabilities	88,857	2.3
Net Assets	$3,869,650	100.0%

See Notes to Schedules of Investments

Schedule of Investments (Consolidated)†

EGShares GEMS Composite ETF

June 30, 2013 (Unaudited)

		†
Investments	Shares	Value

COMMON STOCKS - 97.9%
Brazil - 15.3%
Banco Bradesco SA Preference Shares ADR	18,142	$236,027
BRF - Brasil Foods SA ADR	6,202	134,645
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	1,203	54,688
Companhia de Bebidas das Americas Preference Shares ADR	6,482	242,102
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	2,565	26,702
Companhia Energetica de Minas Gerais Preference Shares ADR	2,899	26,004
Companhia Siderurgica Nacional SA ADR	7,405	20,512
Embraer SA ADR	1,332	49,137
Gerdau SA Preference Shares ADR	5,624	32,113
Itau Unibanco Holding SA Preference Shares ADR	21,652	279,744
Petroleo Brasileiro SA ADR	14,114	189,410
Telefonica Brasil SA Preference Shares ADR	2,337	53,331
Ultrapar Participacoes SA ADR	4,152	99,399
Vale SA ADR	11,125	146,294

Total Brazil		1,590,108
Chile - 2.0%
Cencosud SA	9,074	45,375
Empresa Nacional de Electricidad SA ADR	1,140	50,354
Enersis SA ADR	2,011	32,900
S.A.C.I. Falabella	7,745	84,194

Total Chile		212,823
China - 27.9%
Baidu, Inc. ADR*	2,355	222,618
Bank of China, Ltd. Class H	548,155	225,443
China Communications Construction Co., Ltd. Class H*	40,875	31,988
China Construction Bank Corp. Class H	689,067	487,726
China Life Insurance Co., Ltd. Class H	63,365	150,318
China Mobile, Ltd.	43,714	456,508
China Petroleum & Chemical Corp. Class H	157,367	110,777
China Shenhua Energy Co., Ltd. Class H	26,524	67,709
China Telecom Corp., Ltd. Class H	131,529	62,743
China Unicom Hong Kong, Ltd.	27,395	36,379
CNOOC, Ltd.	137,535	233,352
Dongfeng Motor Group Co., Ltd. Class H	21,567	28,807
Industrial and Commercial Bank of China, Ltd. Class H	691,284	435,821
Lenovo Group, Ltd.	39,249	35,573
Mindray Medical International, Ltd. ADR	953	35,690
NetEase.com, Inc. ADR	510	32,217
PetroChina Co., Ltd. Class H	177,515	188,813
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	16,218	17,731
SINA Corp.*	244	13,598
Sinopharm Group Co. Class H	768	1,929
Sohu.com, Inc.*	375	23,107
ZTE Corp. Class H*	1,288	2,076

Total China		2,900,923

See Notes to Schedules of Investments

Schedule of Investments (Consolidated)† (continued)

EGShares GEMS Composite ETF

June 30, 2013 (Unaudited)

Investments	Shares	Value

Czech Republic - 0.3%
CEZ AS	1,423	$34,110
Egypt - 0.3%
Orascom Construction Industries*	811	27,884
Hungary - 0.2%
Richter Gedeon Nyrt.	126	18,878
India - 10.3%
Bharti Airtel, Ltd.	6,203	30,454
Cipla, Ltd.	1,630	10,751
Dr. Reddy's Laboratories, Ltd. ADR*	479	18,116
HDFC Bank, Ltd. ADR	3,042	110,242
Hindustan Unilever, Ltd.	8,693	85,599
Housing Development Finance Corp., Ltd.	12,537	185,455
Infosys, Ltd. ADR	4,167	171,639
ITC, Ltd.	15,077	82,292
Mahindra & Mahindra, Ltd.	1,261	20,596
NTPC, Ltd.	3,187	7,709
Reliance Industries, Ltd. GDR 144A	6,250	179,937
Sun Pharmaceutical Industries, Ltd.	3,346	56,957
Tata Consultancy Services, Ltd.	2,510	64,124
Tata Motors, Ltd. ADR	680	15,939
Tata Motors, Ltd.	1,508	7,138
Wipro, Ltd. ADR	2,761	20,100

Total India		1,067,048
Indonesia - 2.8%
Astra International Tbk PT	158,051	111,472
Perusahaan Gas Negara Persero Tbk PT	121,697	70,505
Telekomunikasi Indonesia Persero Tbk PT	73,401	83,200
United Tractors Tbk PT	15,260	27,983

Total Indonesia		293,160
Malaysia - 2.3%
Genting BHD	22,600	74,678
IOI Corp. BHD	23,593	40,622
Sime Darby BHD	22,500	68,223
Tenaga Nasional BHD	21,200	55,625

Total Malaysia		239,148
Mexico - 10.7%
America Movil SAB de CV Series L	444,409	481,056
Cemex SAB de CV Series CPO*	101,575	107,144
Fomento Economico Mexicano SAB de CV	14,570	150,109
Grupo Bimbo SAB de CV Series A	24,336	73,424
Grupo Mexico SAB de CV Series B	21,513	61,934
Grupo Televisa SAB Series CPO	19,229	95,231
Wal-Mart de Mexico SAB de CV Series V	49,906	139,153

Total Mexico		1,108,051
Poland - 0.1%
Asseco Poland SA	640	8,180
Russia - 12.5%
Federal Hydrogenerating Co. JSC ADR	4,280	6,262
Gazprom OAO ADR	49,338	324,644
LUKOIL OAO ADR	4,435	254,569
Magnit OJSC GDR	2,071	118,461
MMC Norilsk Nickel OJSC ADR	5,622	81,013
Mobile TeleSystems ADR	4,122	78,071
Rosneft Oil Co. OJSC GDR	7,283	49,889
Sberbank of Russia ADR	21,975	250,295
Surgutneftegas ADR	7,911	62,022
Uralkali OJSC GDR	2,117	70,073

Total Russia		1,295,299

See Notes to Schedules of Investments

Schedule of Investments (Consolidated)† (continued)

EGShares GEMS Composite ETF

June 30, 2013 (Unaudited)

Investments	Shares	Value

South Africa - 12.1%
AngloGold Ashanti, Ltd.	3,284	$46,306
Aspen Pharmacare Holdings, Ltd.*	3,030	69,307
Bidvest Group, Ltd.	2,178	53,741
Gold Fields, Ltd.	6,503	33,258
Impala Platinum Holdings, Ltd.	4,963	46,494
Imperial Holdings, Ltd.	1,816	38,390
Mediclinic International, Ltd.	3,452	23,875
MTN Group, Ltd.	13,527	250,722
Naspers, Ltd. N Shares	3,546	260,756
Netcare, Ltd.	12,112	28,111
Sasol, Ltd.	4,230	183,880
Shoprite Holdings, Ltd.	2,822	52,732
Standard Bank Group, Ltd.	11,415	128,188
Tiger Brands, Ltd.	1,289	38,421

Total South Africa		1,254,181
Thailand - 1.1%
Advanced Info Service PCL	9,900	90,014
CP ALL PCL	23,700	29,802

Total Thailand		119,816
TOTAL INVESTMENTS IN SECURITIES - 97.9%
(Cost: $12,430,740)		10,169,609

Other Assets in Excess of Liabilities - 2.1%		213,852
Net Assets- 100.0%		$10,383,461

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

blank

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
144A	Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

See Notes to Schedules of Investments

Schedule of Investments (Consolidated)† (concluded)

EGShares GEMS Composite ETF

June 30, 2013 (Unaudited)

Summary by Industry	Value	% of Net Assets
Basic Materials	$605,706	5.8%
Consumer Goods	987,493	9.5
Consumer Services	955,070	9.2
Financials	2,489,259	24.0
Health Care	281,345	2.7
Industrials	448,163	4.3
Oil & Gas	1,777,293	17.1
Technology	593,232	5.7
Telecommunications	1,622,478	15.6
Utilities	409,570	4.0
Total Investments	10,169,609	97.9
Other Assets in Excess of Liabilities	213,852	2.1
Net Assets	$10,383,461	100.0%

See Notes to Schedules of Investments

Schedule of Investments (Consolidated)†

EGShares Health Care GEMS ETF

June 30, 2013 (Unaudited)

1

		†
Investments	Shares	Value

COMMON STOCKS - 99.6%
Chile - 1.3%
Banmedica SA	35,959	$76,759
China - 17.5%
CSPC Pharmaceutical Group, Ltd.	87,453	43,747
Mindray Medical International, Ltd. ADR	8,588	321,621
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	183,768	200,913
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	57,209	107,244
Sinopharm Group Co. Class H	83,138	208,800
WuXi PharmaTech Cayman, Inc. ADR*	6,942	145,782

Total China		1,028,107
Hungary - 4.1%
EGIS Pharmaceuticals PLC	504	48,734
Richter Gedeon Nyrt	1,281	191,931

Total Hungary		240,665
India - 28.3%
Apollo Hospitals Enterprise, Ltd.	10,507	186,262
Aurobindo Pharma, Ltd.	16,323	49,608
Cipla, Ltd.	31,525	207,930
Divi's Laboratories, Ltd.	4,687	78,171
Dr. Reddy's Laboratories, Ltd. ADR*	7,778	294,164
Glenmark Pharmaceuticals, Ltd.	12,608	116,320
Piramal Enterprises, Ltd.	8,182	78,440
Ranbaxy Laboratories, Ltd.*	9,554	49,687
Sun Pharmaceutical Industries, Ltd.	35,109	597,636

Total India		1,658,218
Indonesia - 5.1%
Kalbe Farma TBK PT	2,044,607	296,648
Malaysia - 6.6%
IHH Healthcare BHD*	255,000	318,800
Top Glove Corp. BHD	35,700	70,507

Total Malaysia		389,307
Mexico - 2.8%
Genomma Lab Internacional SAB de CV Class B*	82,831	162,726
Russia - 2.5%
Pharmstandard OJSC GDR*	6,907	144,149
South Africa - 27.5%
Adcock Ingram Holdings, Ltd.	15,006	98,254
Aspen Pharmacare Holdings, Ltd.*	29,069	664,910
Life Healthcare Group Holdings, Ltd.	99,919	377,444
Mediclinic International, Ltd.	31,544	218,169
Netcare, Ltd.	110,532	256,533

Total South Africa		1,615,310
Thailand - 3.9%
Bangkok Dusit Medical Services PCL	30,500	154,885
Bumrungrad Hospital PCL	29,500	73,001

Total Thailand		227,886
TOTAL INVESTMENTS IN SECURITIES - 99.6%
(Cost: $5,386,072)		5,839,775

Other Assets in Excess of Liabilities - 0.4%		21,714
Net Assets- 100.0%		$5,861,489

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

blank

ADR PLC	American Depositary Receipts Public Limited Company
GDR	Global Depositary Receipts

See Notes to Schedules of Investments

Schedule of Investments (Consolidated)† (concluded)

EGShares Health Care GEMS ETF

June 30, 2013 (Unaudited)

Summary by Sector	Value	% of Net Assets
Health Care Equipment & Services	$2,254,894	38.4%
Pharmaceuticals & Biotechnology	3,584,881	61.2
Total Investments	5,839,775	99.6
Other Assets in Excess of Liabilities	21,714	0.4
Net Assets	$5,861,489	100.0%

See Notes to Schedules of Investments

Schedule of Investments (Consolidated)†

EGShares India Consumer ETF

June 30, 2013 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 99.8%
Consumer Goods - 77.1%
Apollo Tyres, Ltd.	42,886	$40,775
Bajaj Auto, Ltd.	5,820	188,429
Emami, Ltd.	9,216	74,488
Exide Industries, Ltd.	62,906	128,035
Gitanjali Gems, Ltd.	8,100	31,882
GlaxoSmithKline Consumer Healthcare, Ltd.	3,653	317,702
Godrej Consumer Products, Ltd.	18,949	261,124
Hero MotoCorp, Ltd.	6,802	190,359
Hindustan Unilever, Ltd.	25,644	252,513
ITC, Ltd.	47,360	258,498
Marico, Ltd.	41,950	146,587
McLeod Russel India, Ltd.	6,519	31,682
Motherson Sumi Systems, Ltd.	52,080	173,746
MRF, Ltd.	359	78,090
Nestle India, Ltd.	2,541	207,556
Tata Global Beverages, Ltd.	67,040	151,622
Titan Industries, Ltd.	38,409	144,458
TTK Prestige, Ltd.*	292	15,529
United Breweries, Ltd.	10,383	126,570
United Spirits, Ltd.	10,166	370,852
Videocon Industries, Ltd.*	13,951	46,824
Total Consumer Goods		3,237,321
Consumer Services - 11.7%
Dish TV India, Ltd.*	49,089	50,349
Indian Hotels Co., Ltd.	52,714	42,579
Jubilant Foodworks, Ltd.*	3,785	66,573
Sun TV Network, Ltd.	10,801	68,996
TV18 Broadcast, Ltd.*	107,840	43,735
Zee Entertainment Enterprises, Ltd.	55,378	219,974
Total Consumer Services		492,206
Industrials - 11.0%
Bharat Forge, Ltd.	19,984	74,555
Mahindra & Mahindra, Ltd.	13,100	213,965
Tata Motors, Ltd.	36,669	173,580
Total Industrials		462,100

TOTAL INVESTMENTS IN SECURITIES - 99.8%
(Cost: $3,991,470)		4,191,627

Other Assets in Excess of Liabilities - 0.2%		7,968
Net Assets- 100.0%		$4,199,595

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

See Notes to Schedules of Investments

Schedule of Investments (Consolidated)†

EGShares India Infrastructure ETF

June 30, 2013 (Unaudited)

		†
Investments	Shares	Value

COMMON STOCKS - 99.8%
Basic Materials - 10.2%
Jindal Steel & Power, Ltd.	390,376	$1,428,477
Sterlite Industries India, Ltd.	1,730,263	2,437,072
Tata Steel, Ltd.	471,456	2,171,832

Total Basic Materials		6,037,381
Consumer Services - 1.4%
Dish TV India, Ltd.*	776,111	796,028
Financials - 6.2%
DLF, Ltd.	771,013	2,351,638
Housing Development & Infrastructure, Ltd.*	538,234	337,840
Unitech, Ltd.*	2,834,468	1,006,433

Total Financials		3,695,911
Industrials - 36.6%
ACC, Ltd.	138,865	2,857,102
Adani Ports and Special Economic Zone, Ltd.	894,263	2,261,804
Ambuja Cements, Ltd.	978,781	3,077,581
Ashok Leyland, Ltd.	3,444,313	1,165,010
Bharat Heavy Electricals, Ltd.	836,842	2,453,845
IRB Infrastructure Developers, Ltd.	169,958	274,850
Jaiprakash Associates, Ltd.	2,409,050	2,172,908
Larsen & Toubro, Ltd.	127,907	3,030,379
Pipavav Defence & Offshore Engineering Co., Ltd.*	612,008	686,932
Tata Motors, Ltd.	789,400	3,736,781

Total Industrials		21,717,192
Oil & Gas - 4.7%
GAIL India, Ltd.	533,017	2,810,168
Telecommunications - 16.7%
Bharti Airtel, Ltd.	714,751	3,509,106
Idea Cellular, Ltd.*	1,491,582	3,551,684
Reliance Communications, Ltd.	1,437,325	2,867,394

Total Telecommunications		9,928,184
Utilities - 24.0%
Adani Power, Ltd.*	713,871	497,938
GMR Infrastructure, Ltd.*	2,275,125	673,827
Indraprastha Gas, Ltd.	143,793	647,401
NTPC, Ltd.	1,083,267	2,620,440
Petronet LNG, Ltd.	517,271	1,086,334
Power Grid Corp. of India, Ltd.	1,570,138	2,940,789
Reliance Infrastructure, Ltd.	293,394	1,724,075
Reliance Power, Ltd.*	1,131,211	1,229,722
Tata Power Co., Ltd.	1,932,773	2,806,871

Total Utilities		14,227,397

TOTAL INVESTMENTS IN SECURITIES - 99.8%
(Cost: $88,878,064)		59,212,261

Other Assets in Excess of Liabilities - 0.2%		130,789
Net Assets- 100.0%		$59,343,050

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

blank

See Notes to Schedules of Investments

Schedule of Investments (Consolidated)†

EGShares India Small Cap ETF

June 30, 2013 (Unaudited)

		†
Investments	Shares	Value

COMMON STOCKS - 99.5%
Basic Materials - 7.3%
Bhushan Steel, Ltd.	3,276	$25,610
Nagarjuna Fertilizers & Chemicals, Ltd.* + §	582,385	120,642
Orissa Minerals Development Co., Ltd.	2,300	72,752
Tata Chemicals, Ltd.	127,510	604,130
United Phosphorus, Ltd.	228,170	521,230

Total Basic Materials		1,344,364
Consumer Goods - 19.8%
Aditya Birla Nuvo, Ltd.	40,728	730,431
Apollo Tyres, Ltd.	216,028	205,395
Arvind, Ltd.	126,265	166,051
Bombay Dyeing & Manufacturing Co., Ltd.	75,990	76,086
Delta Corp., Ltd.	58,427	51,668
Exide Industries, Ltd.	257,176	523,440
Gitanjali Gems, Ltd.	22,456	88,388
Godrej Industries, Ltd.	59,192	308,237
McLeod Russel India, Ltd.	39,627	192,584
MRF, Ltd.	1,658	360,649
Raymond, Ltd.	28,386	118,369
Shree Renuka Sugars, Ltd.*	330,242	89,194
Tata Global Beverages, Ltd.	286,391	647,723
TTK Prestige, Ltd.*	2,033	108,119

Total Consumer Goods		3,666,334
Consumer Services - 5.1%
Dish TV India, Ltd.*	342,937	351,738
Jet Airways India, Ltd.*	9,868	74,734
Jubilant Foodworks, Ltd.*	19,372	340,726
TV18 Broadcast, Ltd.*	458,502	185,947

Total Consumer Services		953,145
Financials - 27.3%
Allahabad Bank	157,484	238,777
Anant Raj, Ltd.	69,312	61,526
Andhra Bank*	153,362	211,623
Federal Bank, Ltd.	100,625	692,987
Housing Development & Infrastructure, Ltd.*	198,069	124,324
IFCI, Ltd.	425,930	187,789
Indiabulls Real Estate, Ltd.	138,235	146,784
Indian Overseas Bank	157,763	132,078
Jammu & Kashmir Bank, Ltd.(The)	15,002	309,570
Karnataka Bank, Ltd.	105,619	199,152
Mahindra & Mahindra Financial Services, Ltd.	198,934	874,071
Manappuram Finance, Ltd.	218,619	38,996
Multi Commodity Exchange of India, Ltd.	13,160	169,945
Oriental Bank of Commerce	83,273	289,371
Reliance Capital, Ltd.	75,284	426,747
SKS Microfinance, Ltd.*	40,635	71,902
Syndicate Bank	131,178	240,944
UCO Bank	161,925	168,260
Unitech, Ltd.*	974,644	346,066
Vijaya Bank, Ltd.	182,448	138,006

Total Financials		5,068,918

See Notes to Schedules of Investments

Schedule of Investments (Consolidated)† (concluded)

EGShares India Small Cap ETF

June 30, 2013 (Unaudited)

Investments	Shares	Value

Health Care - 12.7%
Apollo Hospitals Enterprise, Ltd.	52,182	$925,051
Aurobindo Pharma, Ltd.	102,821	312,486
Biocon, Ltd.	45,040	212,865
Ipca Laboratories, Ltd.	49,821	549,310
Strides Arcolab, Ltd.	23,980	352,184

Total Health Care		2,351,896
Industrials - 14.6%
Amara Raja Batteries, Ltd.	51,199	221,252
Ashok Leyland, Ltd.	1,166,612	394,596
Bharat Forge, Ltd.	85,537	319,117
Century Textiles & Industries, Ltd.	40,726	180,722
Crompton Greaves, Ltd.	249,803	367,401
Educomp Solutions, Ltd.	36,837	21,913
India Cements, Ltd.	135,748	129,866
IRB Infrastructure Developers, Ltd.	94,886	153,446
IVRCL, Ltd.*	174,114	44,096
Jain Irrigation Systems, Ltd.	193,954	169,720
NCC, Ltd.	101,972	41,784
Pipavav Defence & Offshore Engineering Co., Ltd.*	205,187	230,307
Punj Lloyd, Ltd.	169,906	99,642
Sintex Industries, Ltd.	140,306	95,505
Voltas, Ltd.	181,411	247,122

Total Industrials		2,716,489
Oil & Gas - 3.5%
Aban Offshore, Ltd.	16,175	68,347
Hindustan Petroleum Corp., Ltd.	112,530	479,282
Suzlon Energy, Ltd.*	654,168	100,726

Total Oil & Gas		648,355
Technology - 1.7%
Financial Technologies India, Ltd.	11,348	148,818
Hexaware Technologies, Ltd.	113,018	164,986

Total Technology		313,804
Telecommunications - 0.3%
Mahanagar Telephone Nigam*	200,829	58,635
Utilities - 7.2%
CESC, Ltd.	37,697	214,827
GMR Infrastructure, Ltd.*	675,313	200,008
GVK Power & Infrastructure, Ltd.*	574,620	70,589
Indraprastha Gas, Ltd.	46,779	210,614
Jaiprakash Power Ventures, Ltd.*	214,868	68,700
JSW Energy, Ltd.*	194,344	142,263
Lanco Infratech, Ltd.*	533,756	61,527
Petronet LNG, Ltd.	174,907	367,327

Total Utilities		1,335,855

TOTAL INVESTMENTS IN SECURITIES - 99.5%
(Cost: $23,814,612)		18,457,795

Other Assets in Excess of Liabilities - 0.5%		97,461
Net Assets- 100.0%		$18,555,256

1

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
* +

Non-income producing security

Fair valued security. Total aggregate market value of fair valued securities is $120,642, or 0.65% of the fund’s net assets. When trading resumes, security is expected to be known as Kakinada Fertilizers Ltd. and increase to 640,623 shares.

§	Illiquid. Total aggregate market value of illiquid securities is $120,642, or 0.65% of the fund’s net assets.

blank

See Notes to Schedules of Investments

Schedule of Investments (Consolidated)†

EGShares Industrials GEMS ETF

June 30, 2013 (Unaudited)

		†
Investments	Shares	Value

COMMON STOCKS - 99.5%
Brazil - 4.9%
Embraer SA ADR	3,802	$140,256
China - 20.6%
Anhui Conch Cement Co., Ltd. Class H	33,459	90,589
Beijing Enterprises Holdings, Ltd.	11,711	84,326
China Communications Construction Co., Ltd. Class H*	108,615	85,000
China Merchants Holdings International Co., Ltd.	28,271	88,024
China National Building Material Co., Ltd. Class H	71,368	63,949
China Railway Construction Corp., Ltd. Class H	44,500	38,669
China Railway Group, Ltd. Class H	98,971	45,681
Citic Pacific, Ltd.	26,242	28,149
Weichai Power Co., Ltd. Class H	12,278	36,250
Zoomlion Heavy Industry Science And Technology Co., Ltd. Class H	34,575	24,784

Total China		585,421
Colombia - 3.1%
Grupo Argos SA/Colombia	8,820	87,686
Egypt - 2.7%
Orascom Construction Industries*	2,236	76,878
India - 15.6%
Adani Enterprises, Ltd.	3,746	12,989
Ambuja Cements, Ltd.	15,547	48,884
Bharat Heavy Electricals, Ltd.	14,347	42,069
Larsen & Toubro, Ltd.	3,855	91,333
Mahindra & Mahindra, Ltd.	8,139	132,936
Tata Motors, Ltd. ADR	4,901	114,879

Total India		443,090
Indonesia - 10.8%
Indocement Tunggal Prakarsa Tbk PT	46,148	113,685
Semen Indonesia Persero Tbk PT	76,345	131,537
United Tractors Tbk PT	33,855	62,082

Total Indonesia		307,304
Malaysia - 6.7%
Sime Darby BHD	62,400	189,204
Mexico - 18.6%
Alfa, SAB Class A	74,034	177,102
Cemex SAB de CV ADR*	28,342	299,858
Grupo Carso SAB de CV Series A1	11,065	52,514

Total Mexico		529,474
Philippines - 2.5%
Aboitiz Equity Ventures, Inc.	61,200	71,117
South Africa - 10.1%
Bidvest Group, Ltd.	6,939	171,217
Imperial Holdings, Ltd.	5,511	116,502

Total South Africa		287,719
Thailand - 3.9%
Siam Cement PCL	7,600	109,289
TOTAL INVESTMENTS IN SECURITIES - 99.5%
(Cost: $2,954,544)		2,827,438

Other Assets in Excess of Liabilities - 0.5%		15,214
Net Assets- 100.0%		$2,842,652

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

blank

ADR	American Depositary Receipts

See Notes to Schedules of Investments

Schedule of Investments (Consolidated)† (concluded)

EGShares Industrials GEMS ETF

June 30, 2013 (Unaudited)

Summary by Sector	Value	% of Net Assets
Aerospace & Defense	$140,256	4.9%
Construction & Materials	1,283,038	45.2
General Industrials	773,629	27.2
Industrial Engineering	413,000	14.5
Industrial Transportation	204,526	7.2
Support Services	12,989	0.5
Total Investments	2,827,438	99.5
Other Assets in Excess of Liabilities	15,214	0.5
Net Assets	$2,842,652	100.0%

See Notes to Schedules of Investments

Schedule of Investments (Consolidated)†

EGShares Low Volatility Emerging Markets Dividend ETF

June 30, 2013 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 100.1%
Brazil - 1.8%
Companhia Paranaense de Energia-Copel Preference Shares ADR	140,798	$1,748,711
China - 8.3%
China Petroleum & Chemical Corp. Class H	1,184,301	833,676
Datang International Power Generation Co., Ltd. Class H*	5,675,649	2,297,671
Jiangsu Expressway Co., Ltd. Class H	2,980,050	3,073,662
Shenzhou International Group, Ltd.	645,833	1,856,811

Total China		8,061,820
Colombia - 5.4%
Ecopetrol SA ADR	123,292	5,185,662
India - 10.4%
Ashok Leyland, Ltd.	9,956,855	3,367,821
Bharat Petroleum Corp., Ltd.	188,466	1,163,780
Hexaware Technologies, Ltd.	3,770,609	5,504,423

Total India		10,036,024
Malaysia - 11.2%
DiGi.Com BHD	1,956,900	2,948,202
Kuala Lumpur Kepong BHD	419,700	2,885,230
Maxis BHD	2,298,500	4,997,846

Total Malaysia		10,831,278
Mexico - 8.5%
Bolsa Mexicana de Valores SAB de CV	1,157,867	2,864,034
Grupo Aeroportuario del Sureste SAB de CV Class B	209,062	2,320,798
Kimberly-Clark de Mexico SAB de CV Class A	920,963	3,004,865

Total Mexico		8,189,697
Philippines - 4.4%
Aboitiz Power Corp.	5,225,800	4,209,672
Russia - 1.5%
LUKOIL OAO ADR	25,792	1,480,461
South Africa - 23.0%
ABSA Group, Ltd.	274,216	4,101,970
Growthpoint Properties Ltd.	1,400,709	3,723,579
Lewis Group Ltd.	889,644	5,645,859
Redefine Properties, Ltd.	4,122,496	4,356,211
Vodacom Group, Ltd.	422,835	4,473,178

Total South Africa		22,300,797
Thailand - 8.4%
Charoen Pokphand Foods PCL	3,109,600	2,581,725
Glow Energy PCL-NVDR	963,614	2,229,221
Shin Corp. PCL	289,681	812,583
Shin Corp. PCL-Foreign	903,424	2,534,189

Total Thailand		8,157,718
Turkey - 17.2%
Arcelik AS	445,867	2,946,334
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	1,283,527	3,845,026
Eczacibasi Ilac Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	2,454,058	2,658,261
Konya Cimento Sanayii AS	19,444	2,630,223
Turk Traktor ve Ziraat Makineleri AS	130,399	4,595,679

Total Turkey		16,675,523
TOTAL INVESTMENTS IN SECURITIES - 100.1%
(Cost: $100,332,462)		96,877,363
Liabilities in Excess of Other Assets - (0.1)%		(95,385)
Net Assets- 100.0%		$96,781,978

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security
ADR	American Depositary Receipts
NVDR	Non-Voting Depository Receipts

See Notes to Schedules of Investments

Schedule of Investments (Consolidated)† (concluded)

EGShares Low Volatility Emerging Markets Dividend ETF

June 30, 2013 (Unaudited)

Summary by Industry	Value	% of
		Net Assets
Consumer Goods	$ 17,119,992	17.7%
Consumer Services	5,645,859	5.8
Financials	15,045,794	15.6
Health Care	2,658,261	2.8
Industrials	15,988,183	16.5
Oil & Gas	8,663,578	9.0
Technology	8,851,195	9.1
Telecommunications	12,419,226	12.8
Utilities	10,485,275	10.8
Total Investments	96,877,363	100.1
Liabilities in Excess of Other Assets	(95,385)	(0.1)
Net Assets	$ 96,781,978	100.0%

See Notes to Schedules of Investments

Schedule of Investments (Consolidated)†

EGShares Technology GEMS ETF

June 30, 2013 (Unaudited)

		†
Investments	Shares	Value

COMMON STOCKS - 99.6%
Chile - 2.9%
Sonda SA	26,052	$76,208
China - 52.0%
AsiaInfo-Linkage, Inc.*	4,670	53,892
Baidu, Inc. ADR*	2,227	210,518
China Communications Services Corp., Ltd. Class H	124,481	78,640
Comba Telecom Systems Holdings, Ltd.*	134,789	43,097
Lenovo Group, Ltd.	132,879	120,435
NetEase.com, Inc. ADR	1,938	122,423
Pactera Technology International, Ltd. ADR*	6,635	44,786
SINA Corp.*	2,013	112,185
Sohu.com, Inc.*	1,333	82,139
Spreadtrum Communications, Inc. ADR	3,171	83,239
TCL Communication Technology Holdings, Ltd.	84,024	37,699
Tencent Holdings Ltd.	7,025	275,517
Travelsky Technology, Ltd. Class H	87,744	55,658
ZTE Corp. Class H*	39,315	63,359

Total China		1,383,587
India - 28.9%
Financial Technologies India, Ltd.	2,493	32,693
Hexaware Technologies, Ltd.	23,866	34,840
Infosys, Ltd. ADR	5,035	207,392
Mphasis, Ltd.	7,106	44,477
Oracle Financial Services Software, Ltd.*	1,093	49,643
Satyam Computer Services, Ltd.*	37,077	76,244
Tata Consultancy Services, Ltd.	6,712	171,474
Tech Mahindra, Ltd.	2,866	51,113
Wipro, Ltd. ADR	13,778	100,304

Total India		768,180
Indonesia - 2.6%
Tower Bersama Infrastructure Tbk PT*	133,332	69,857
Poland - 2.2%
Asseco Poland SA	4,597	58,757
Russia - 3.7%
Mail.ru Group, Ltd. GDR	3,462	99,221
South Africa - 2.3%
DataTec, Ltd.	10,861	60,272
Thailand - 3.5%
Shin Corp. PCL-Foreign	32,825	92,077
Turkey - 1.5%
Aselsan Elektronik Sanayi Ve Ticaret AS	9,045	39,753
TOTAL INVESTMENTS IN SECURITIES - 99.6%
(Cost: $2,735,684)		2,647,912
Other Assets in Excess of Liabilities - 0.4%		11,396
Net Assets- 100.0%		$2,659,308

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

blank

ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See Notes to Schedules of Investments

Schedule of Investments (Consolidated)† (concluded)

EGShares Technology GEMS ETF

June 30, 2013 (Unaudited)

Summary by Sector	Value	% of Net Assets
Software & Computer Services	$2,019,756	76.0%
Technology Hardware & Equipment	628,156	23.6
Total Investments	2,647,912	99.6
Other Assets in Excess of Liabilities	11,396	0.4
Net Assets	$2,659,308	100.0%

See Notes to Schedules of Investments

Schedule of Investments (Consolidated) †

EGShares Telecom GEMS ETF

June 30, 2013 (Unaudited)

		†
Investments	Shares	Value

COMMON STOCKS - 99.0%
Brazil - 7.3%
Oi SA ADR	31,947	$57,505
Telefonica Brasil SA Preference Shares ADR	6,053	138,129
Tim Participacoes SA ADR	4,572	85,039

Total Brazil		280,673
Chile - 1.8%
Empresa Nacional De Telecom	3,994	67,100
China - 17.1%
China Mobile, Ltd.	37,833	395,092
China Telecom Corp., Ltd. Class H	292,673	139,613
China Unicom Hong Kong, Ltd. ADR	9,237	121,374

Total China		656,079
Czech Republic - 1.3%
Telefonica Czech Republic SA	3,641	50,106
Egypt - 1.5%
Orascom Telecom Holding SAE*	108,176	57,946
India - 4.9%
Bharti Airtel, Ltd.	24,365	119,621
Reliance Communications, Ltd.	34,508	68,842

Total India		188,463
Indonesia - 5.0%
Telekomunikasi Indonesia Tbk PT ADR	4,513	192,886
Malaysia - 11.9%
Axiata Group BHD	66,700	139,966
DiGi.Com BHD	69,800	105,158
Maxis BHD	56,900	123,723
Telekom Malaysia BHD	50,800	86,824

Total Malaysia		455,671
Mexico - 10.6%
America Movil SAB de CV Series L ADR	18,730	407,378
Morocco - 1.7%
Maroc Telecom	5,618	64,981
Philippines - 3.3%
Philippine Long Distance Telephone Co. ADR	1,854	125,812
Poland - 1.4%
Telekomunikacja Polska SA	23,241	53,370
Russia - 8.6%
Mobile TeleSystems ADR	8,463	160,289
Rostelecom OJSC ADR	5,620	90,145
VimpelCom, Ltd. ADR	7,615	76,607

Total Russia		327,041
South Africa - 10.5%
MTN Group, Ltd.	15,154	280,878
Telkom South Africa, Ltd.*	18,312	30,621
Vodacom Group, Ltd.	8,524	90,176

Total South Africa		401,675
Thailand - 7.3%
Advanced Info Service PCL	21,500	195,486
Total Access Communication NVDR	22,100	81,944

Total Thailand		277,430
Turkey - 4.8%
Turk Telekomunikasyon AS	18,269	71,014
Turkcell Iletisim Hizmetleri AS ADR*	7,784	111,856

Total Turkey		182,870

See Notes to Schedules of Investments

Schedule of Investments (Consolidated)† (continued)

EGShares Telecom GEMS ETF

June 30, 2013 (Unaudited)

Investments	Shares	Value

TOTAL INVESTMENTS IN SECURITIES - 99.0%
(Cost: $3,997,363)		$3,789,481
Other Assets in Excess of Liabilities - 1.0%		37,081
Net Assets- 100.0%		$3,826,562

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

blank

ADR	American Depositary Receipts
NVDR	Non-Voting Depository Receipt

See Notes to Schedules of Investments

Schedule of Investments (Consolidated) † (concluded)

EGShares Telecom GEMS ETF

June 30, 2013 (Unaudited)

Summary by Sector	Value	% of Net Assets
Fixed Line Telecommunications	$977,312	25.5%
Mobile Telecommunications	2,812,169	73.5
Total Investments	3,789,481	99.0
Other Assets in Excess of Liabilities	37,081	1.0
Net Assets	$3,826,562	100.0%

See Notes to Schedules of Investments

Schedule of Investments (Consolidated)†

EGShares Utilities GEMS ETF

June 30, 2013 (Unaudited)

		†
Investments	Shares	Value

COMMON STOCKS - 98.3%
Brazil - 24.1%
Centrais Eletricas Brasileiras SA ADR	19,099	$40,490
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	11,634	121,110
Companhia Energetica de Minas Gerais Preference Shares ADR	18,510	166,035
Companhia Paranaense de Energia-Copel Preference Shares ADR	4,275	53,095
CPFL Energia SA ADR	4,393	80,348
Ultrapar Participacoes SA ADR	12,492	299,058

Total Brazil		760,136
Chile - 12.7%
Colbun SA	301,118	79,394
Empresa Nacional de Electricidad SA ADR	3,163	139,710
Enersis SA ADR	11,190	183,068

Total Chile		402,172
China - 10.8%
China Resources Power Holdings Co., Ltd.	62,434	148,753
Datang International Power Generation Co., Ltd. Class H*	168,719	68,302
Huaneng Power International, Inc. ADR	3,203	123,155

Total China		340,210
Colombia - 2.1%
Interconexion Electrica SA ESP	16,845	66,028
Czech Republic - 4.0%
CEZ AS	5,202	124,694
Hong Kong - 3.2%
Guangdong Investment, Ltd.	116,801	101,195
India - 11.7%
NTPC, Ltd.	47,613	115,177
Petronet LNG, Ltd.	8,627	18,118
Power Grid Corp. of India, Ltd.	49,458	92,632
Reliance Infrastructure, Ltd.	5,710	33,554
Rural Electrification Corp., Ltd.	15,162	51,220
Tata Power Co., Ltd.	39,962	58,035

Total India		368,736
Indonesia - 6.7%
Perusahaan Gas Negara Persero Tbk PT	367,152	212,708
Malaysia - 9.8%
Tenaga Nasional BHD	73,600	193,114
YTL Corp. BHD	149,140	78,358
YTL Power International BHD	72,300	36,613

Total Malaysia		308,085
Philippines - 4.8%
Aboitiz Power Corp.	76,800	61,867
Manila Electric Co.	11,670	89,092

Total Philippines		150,959
Poland - 6.0%
PGE SA	27,219	125,827
Tauron Polska Energia SA	49,702	64,303

Total Poland		190,130
Russia - 2.4%
Federal Hydrogenerating Co. JSC ADR*	52,041	76,136
TOTAL INVESTMENTS IN SECURITIES - 98.3%
(Cost: $3,509,613)		3,101,189

See Notes to Schedules of Investments

Schedule of Investments (Consolidated)† (continued)

EGShares Utilities GEMS ETF

June 30, 2013 (Unaudited)

Investments	Shares	Value

Other Assets in Excess of Liabilities - 1.7%		$54,998

Net Assets- 100.0%		$3,156,187

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

blank

ADR	American Depositary Receipts

See Notes to Schedules of Investments

Schedule of Investments (Consolidated)† (concluded)

EGShares Utilities GEMS ETF

June 30, 2013 (Unaudited)

Summary by Sector	Value	% of Net Assets
Electricity	$2,234,029	70.8%
Gas, Water & Multiutilities	867,160	27.5
Total Investments	3,101,189	98.3
Other Assets in Excess of Liabilities	54,998	1.7
Net Assets	$3,156,187	100.0%

See Notes to Schedules of Investments

NOTES TO SCHEDULES OF INVESTMENTS
(Unaudited)

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

FEDERAL INCOME TAX MATTERS

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

Funds	Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
EGShares Basic Materials GEMS ETF	$4,588,382	$7,661	$(1,850,479)	$(1,842,818)
EGShares Beyond BRICs ETF	10,317,268	392,105	(525,264)	(133,159)
EGShares Brazil Infrastructure ETF	68,275,893	7,718,781	(16,908,422)	(9,189,641)
EGShares China Infrastructure ETF	12,667,850	420,165	(3,916,278)	(3,496,113)
EGShares Consumer Goods GEMS ETF	2,260,792	208,111	(117,968)	90,143
EGShares Consumer Services GEMS ETF	2,173,479	144,236	(220,664)	(76,428)
EGShares Emerging Markets Consumer ETF	969,477,738	77,221,568	(45,603,078)	31,618,490
EGShares Emerging Markets Core ETF	4,099,547	147,893	(326,382)	(178,489)
EGShares Emerging Markets Domestic Demand ETF	3,014,341	258,466	(74,725)	183,741
EGShares Emerging Markets Metals & Mining ETF	13,763,488	—	(7,589,658)	(7,589,658)
EGShares Energy GEMS ETF	9,649,208	63,721	(2,608,927)	(2,545,206)
EGShares Financials GEMS ETF	4,421,701	125,962	(766,870)	(640,908)
EGShares GEMS Composite ETF	12,514,059	613,571	(2,958,021)	(2,344,450)
EGShares Health Care GEMS ETF	5,404,171	632,541	(196,937)	435,604
EGShares India Consumer ETF	3,992,169	523,631	(324,173)	199,458
EGShares India Infrastructure ETF	89,988,594	1,151,787	(31,928,120)	(30,776,333)
EGShares India Small Cap ETF	23,998,357	897,576	(6,438,138)	(5,540,562)
EGShares Industrials GEMS ETF	3,061,196	162,516	(396,274)	(233,758)
EGShares Low Volatility Emerging Markets Dividend ETF	100,523,041	5,052,675	(8,698,353)	(3,645,678)
EGShares Technology GEMS ETF	2,743,232	170,685	(266,005)	(95,320)
EGShares Telecom GEMS ETF	4,012,844	288,395	(511,758)	(223,363)
EGShares Utilities GEMS ETF	3,573,993	176,488	(649,292)	(472,804)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the ETFs’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the ETFs’ most recent annual report.

FAIR VALUE MEASUREMENT

Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the ETFs’ investments. These inputs are summarized in three broad levels as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the ETFs’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The ETFs have adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions; ii) transfers between all levels (including Level 1 and Level 2) are required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer; and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of June 30, 2013 in valuing the ETFs’ assets and liabilities carried at fair value:

	Quoted Prices in Active Markets (Level 1)	Other Significant Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Funds	Common Stocks	Common Stocks	Common Stocks	Total
EGShares Basic Materials GEMS ETF*	$2,745,564	-	-	$2,745,564
EGShares Beyond BRICs ETF*	10,184,109	-	-	10,184,109
EGShares Brazil Infrastructure ETF**	59,086,252	-	-	59,086,252
EGShares China Infrastructure ETF**	9,171,737	-	-	9,171,737
EGShares Consumer Goods GEMS ETF*	2,350,935	-	-	2,350,935
EGShares Consumer Services GEMS ETF*	2,097,051	-	-	2,097,051
EGShares Emerging Markets Consumer ETF*	1,001,096,228	-	-	1,001,096,228
EGShares Emerging Markets Core ETF*	3,921,058	-	-	3,921,058
EGShares Emerging Market Domestic Demand ETF*	3,198,082	-	-	3,198,082
EGShares Emerging Markets Metals & Mining ETF*	6,173,830	-	-	6,173,830
EGShares Energy GEMS ETF*	7,104,002	-	-	7,104,002
EGShares Financials GEMS ETF*	3,780,793	-	-	3,780,793
EGShares GEMS Composite ETF*	10,169,609	-	-	10,169,609
EGShares Health Care GEMS ETF*	5,839,775	-	-	5,839,775
EGShares India Consumer ETF**	4,191,627	-	-	4,191,627
EGShares India Infrastructure ETF**	59,212,261	-	-	59,212,261
EGShares India Small Cap ETF**	18,337,153	-	120,642	18,457,795
EGShares Industrials GEMS ETF*	2,827,438	-	-	2,827,438
EGShares Low Volatility Emerging Markets Dividend ETF*	96,877,363	-	-	96,877,363
EGShares Technology GEMS ETF*	2,647,912	-	-	2,647,912
EGShares Telecom GEMS ETF*	3,789,481	-	-	3,789,481
EGShares Utilities GEMS ETF*	3,101,189	-	-	3,101,189

* Please refer to the schedule/consolidated schedule of investments to view securities segregated by country.

** Please refer to the schedule/consolidated schedule of investments to view securities segregated by industry type.

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value during the period ended June 30, 2013:

Common Stocks
EGShares India Small Cap ETF	Chemicals
Balance as of March 31, 2013	$131,907
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(11,265)
Purchases	—
Sales	—
Transfers into Level 3[1]	—
Transfers out of Level 3[2]	—
Balance as of June 30, 2013	$120,642
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2013 is:	$(11,265)
[1]	Transfers into Level 3 are as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.
[2]	Transfers out of Level 3 are as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

To estimate fair value, the Trust’s Valuation Committee (the “Committee”) followed procedures established by the Board. The significant inputs for the valuation methodology for the India Small Cap ETF, after consideration of quantitative and fundamental factors, were comparable benchmark performance and an illiquidity discount.

Each Fund values its investments at fair value pursuant to procedures adopted by the Board if (1) market quotations are insufficient or not readily available or (2) Emerging Global Advisors, LLC (“EGA”) believes that the values available are unreliable. The Committee performs certain functions as they relate to the administration and oversight of the Funds’ valuation procedures. Under these procedures, the Committee convenes on a regular and ad-hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

In determining fair valuations, inputs may include market-based analytics, which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Discounts may be applied based on the nature or duration of any restrictions on the disposition of the investments. The Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The following is a summary of the significant unobservable inputs used as of June 30, 2013 in valuing Level 3 securities:

EGShares India Small Cap ETF	Fair Value	Valuation Technique	Unobservable Input	Value of Unobservable Inputs
Investments in Securities
Common Stocks
Chemicals	$120,642	Adjustment to market	Illiquidity	33.3%
		based on comparable	Discount
		benchmark performance
		and illiquidity discount

Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. A significant increase (decrease) in the comparable benchmark may result in a corresponding increase (decrease) in fair value. A significant increase (decrease) in the illiquidity discount may result in a corresponding decrease (increase) in fair value.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant EGA Emerging Global Shares Trust

By (Signature and Title)*	/s/ Robert C. Holderith
Robert C. Holderith, President
(principal executive officer)

Date August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert C. Holderith
Robert C. Holderith, President
(principal executive officer)

Date August 27, 2013

By (Signature and Title)*	/s/ Susan M. Ciccarone
Susan M. Ciccarone, Chief Financial Officer
(principal financial officer)

Date August 27, 2013

* Print the name and title of each signing officer under his or her signature.